STOCK OPTIONS AND WARRANTS (Details 4) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Number of Shares
Outstanding, Beginning	47,850,000	47,885,000	47,850,000
Issued	(31,500,000)	33,000,000	35,000
Exercised
Expired/Canceled
Outstanding, Ending	79,385,000	47,850,000	47,885,000
Weighted Average Exercise Price
Outstanding, Beginning	$ 0.04	$ 0.04	$ 0.04
Issued	0.14	0.02	0.016
Exercised
Expired/Canceled
Outstanding, Ending	$ 0.081	$ 0.04	$ 0.04
Warrant [Member]
Number of Shares
Outstanding, Beginning	2,430,000	2,630,000	2,630,000
Issued
Exercised
Expired/Canceled	(1,155,000)	(200,000)
Outstanding, Ending	1,275,000	2,430,000	2,630,000
Weighted Average Exercise Price
Outstanding, Beginning	$ 0.91	$ 0.58	$ 0.58
Issued
Exercised
Expired/Canceled	1.00	0.25
Outstanding, Ending	$ 0.25	$ 0.91	$ 0.58